DISCONTINUED OPERATION (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Adjustment of current tax of prior period	$ (97,000)	$ (463,000)	$ (132,000)
Her Majesty Revenue And Customs [Member]
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Adjustment of current tax of prior period			$ 2,400,000